EQUITY METHOD INVESTMENTS (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2004 m³	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Notional amount of interest rate cash flow hedge derivatives		$ 300,000	$ 400,000
Investments in and advances to affiliated companies		378,894	358,681
Long-term debt		552,937	439,651
Income (loss) from equity method investments		48,966	16,849	$ 45,559
Other than temporary impairment - Equity method investment, Impairment Charges		30,475	30,475
FSO Asia and FSO Africa [Member]
Schedule of Equity Method Investments [Line Items]
Other than temporary impairment - Equity method investment, Impairment Charges			$ 30,475
Liquid Natural Gas Carrier Vessel [Member]
Schedule of Equity Method Investments [Line Items]
Line of credit facility, amount outstanding		$ 597,129
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		49.90%	49.90%	49.90%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		50.00%	50.00%	50.00%
Euronav Nv Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Investments in and advances to affiliated companies		$ 251,594
Other than temporary impairment - Equity method investment, Impairment Charges			$ 30,475
Fair Value Inputs, Discount Rate			9.50%
Euronav Nv Joint Venture [Member] | Interest Rate Swap [Member]
Schedule of Equity Method Investments [Line Items]
Derivative, fixed interest rate		3.90%
Euronav Nv Joint Venture [Member] | FSO Asia and FSO Africa [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		50.00%
Interest rate cash flow hedge liability at fair value		$ 2,236
Euronav Nv Joint Venture [Member] | FSO Asia and FSO Africa [Member] | Interest Rate Swap [Member]
Schedule of Equity Method Investments [Line Items]
Effective portion of gain/(loss) reclassified from accumulated other comprehensive loss		111
Euronav Nv Joint Venture [Member] | Liquid Natural Gas Carrier Vessel [Member] | Interest Rate Swap [Member]
Schedule of Equity Method Investments [Line Items]
Effective portion of gain/(loss) reclassified from accumulated other comprehensive loss		28,980
LNG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Investments in and advances to affiliated companies		102,398
LNG Joint Venture [Member] | Liquid Natural Gas Carrier Vessel [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	49.90%
Line of credit facility, amount outstanding			$ 638,827
Storage volume, per carrier | m³	216,200
Initial term of contract	25 years
LNG Joint Venture [Member] | Liquid Natural Gas Carrier Vessel [Member] | Interest Rate Swap [Member]
Schedule of Equity Method Investments [Line Items]
Notional amount of interest rate cash flow hedge derivatives		576,429	$ 617,636
Derivative, fixed interest rate			4.90%	4.90%
Interest rate cash flow hedge liability at fair value		58,243	$ 80,458
Effective portion of gain/(loss) reclassified from accumulated other comprehensive loss			40,076
Other Investees [Member]
Schedule of Equity Method Investments [Line Items]
Investments in and advances to affiliated companies		$ 24,902
Term Loan [Member] | Euronav Nv Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Long-term debt			$ 75,343